TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade and other receivables
	At December 31	At December 31
(in thousands)	2020	2019

Trade receivables	$2,644	$2,608
Receivables in MLJV and MWJV	394	1,125
Sales tax receivables	154	92
Sundry receivables	182	198
	$3,374	$4,023